SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Leases (Details) - USD ($) $ in Millions	Jun. 30, 2021	Jan. 01, 2021	Dec. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lease liability	$ 2.4	$ 2.7	$ 2.4
Right-of-use asset	$ 2.4		2.4
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lease liability			2.4
Right-of-use asset			$ 2.4